Leases - Summary of quantitative information about right of use assets and lease liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right Of Use Assets [Roll Forward]
Balances at the beginning of the year	$ 38,708,760	$ 50,131,785
Acquisitions through business combinations	23,311,209	0
Additions	10,620,359	11,510,237
Cancellation of contracts	(3,653,523)	(8,210,855)
Depreciation of the year	(12,625,116)	(14,722,407)
Balances at the end of the year	56,361,689	38,708,760	$ 50,131,785
Lease Liabilities [Roll Forward]
Balances at the beginning of the year	64,154,942
Acquisitions through business combinations	14,696,639	0
New contracts	10,620,359	11,510,237
Cancellation of contracts	(3,892,573)	(8,210,855)
Leases payments	(13,014,252)	(13,877,834)	(18,141,992)
Leases financial cost	5,665,756	7,413,608
Translation differences and inflation adjustment	(24,515,256)	15,269,726
Balances at the end of the year	53,715,615	64,154,942
Previously stated
Lease Liabilities [Roll Forward]
Balances at the beginning of the year	$ 64,154,942	52,050,060
Balances at the end of the year		$ 64,154,942	$ 52,050,060